Equity Investment Disclosure: Continuity of investment in KRD, Operations (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Continuity of investment in KRD, Operations
	December 31, 2021	December 31, 2020
Year ended	$	$
Revenue	-	972,776
Expenses	(124,314)	(869,590)
Income (Loss) for the year	(124,314)	103,186